Tax - Current Tax - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 25	$ 33
Largest single contingency does not exceed [member]
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 8	$ 9